Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current Assets
Cash and cash equivalents	$ 65,777	$ 67,441
Short-term investments	76,742	47,836
Trade and other receivables	1,178	467
Current portion of lease receivable	186
Inventories	8,430	10,836
Due from related parties	1,519	3,022
Income tax receivable	1,093	1,301
Prepaids and deposits	3,254	3,958
Current Assets, Total	158,179	134,861
Non-current Assets
Long-term prepaids and deposits	390	769
Long-term portion lease receivable	348
Reclamation deposits	9,230	7,953
Investment in an associate	44,555	38,703
Other investments	8,750	9,253
Plant and equipment	66,722	68,617
Mineral rights and properties	224,586	238,920
TOTAL ASSETS	512,760	499,076
Current Liabilities
Accounts payable and accrued liabilities	23,129	29,856
Current portion of lease obligation	567
Bank loan		4,475
Deposits received	3,195	3,040
Income tax payable	937	502
Current Liabilities, Total	27,828	37,873
Non-current Liabilities
Long-term portion of lease obligation	1,502
Deferred income tax liabilities	35,758	34,334
Environmental rehabilitation	8,700	13,688
Total Liabilities	73,788	85,895
Equity
Share capital	243,926	231,269
Equity reserves	(21,142)	(557)
Retained earnings	145,898	116,734
Total equity attributable to the equity holders of the Company	368,682	347,446
Non-controlling interests	70,290	65,735
Total Equity	438,972	413,181
TOTAL LIABILITIES AND EQUITY	$ 512,760	$ 499,076